Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Stock Options/Shares Outstanding, Weighted-Average Exercise Price, and Additional Disclosures [Abstract]
Stock Options/Shares, Outstanding at Beginning of the Period	12,668,467	17,059,241	25,725,708
Stock Options/Shares, Granted		1,066,188	1,644,288
Stock Options/Shares, Exercised	(3,443,494)	(5,389,741)	(10,163,668)
Stock Options/Shares, Cancelled	(109,963)	(67,221)	(147,087)
Stock Options/Shares, Outstanding at End of the Period	9,115,010	12,668,467	17,059,241
Stock Options/Shares, Exercisable at End of Period	7,372,036	9,647,937	13,856,142
Weighted-Average Exercise Price, Outstanding at Beginning of the Period	$ 32.15	$ 29.95	$ 29.82
Weighted-Average Exercise Price, Granted		54.97	39.50
Weighted-Average Exercise Price, Exercised	25.41	29.58	31.09
Weighted-Average Exercise Price, Cancelled	46.72	43.31	35.18
Weighted-Average Exercise Price, Outstanding at End of the Period	34.52	32.15	29.95
Weighted-Average Exercise Price, Exercisable at End of Period	$ 31.61	$ 27.87	$ 27.53
Weighted-Average Remaining Contractual Term, Outstanding at the End of the Period	4 years 3 months 18 days	4 years 6 months	4 years 1 month 6 days
Weighted-Average Remaining Contractual Term, Exercisable at End of Period	3 years 6 months	3 years 3 months 19 days	3 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding at the End of the Period	$ 102	$ 272	$ 365
Aggregate Intrinsic Value, Exercisable at End of Period	$ 104	$ 248	$ 330